Employee And Retiree Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2013
Employee And Retiree Benefit Plans [Abstract]
Summary Of Components Of Net Periodic Benefit Expense

	Years ended December 31,
				Other Postretirement
	Pension Benefits			Benefits
(Thousands of dollars)	2013	2012	2011	2013	2012	2011
Service cost	$3,401	$4,227	$5,482	$1,447	$1,770	$2,708
Interest cost	2,717	4,252	6,535	983	1,454	3,023
Expected return on plan assets	(2,794)	(3,860)	(5,840)	-	-	-
Amortization of prior service cost (benefits)	53	90	166	(7)	(10)	(73)
Recognized actuarial loss	2,108	2,986	2,685	363	369	1,174
Termination benefits expense	-	-	695		-	-
Curtailment expense	-	-	821		-	(285)
Net periodic benefit expense	$5,485	$7,695	$10,544	$2,786	$3,583	$6,547

Summary Of Weighted-Average Assumptions Used In The Measurement Of Net Periodic Benefit Expense

	Net Periodic Benefit Expenses
	Pension Benefits Year		Postretirement Benefits Year
	2012	2011	2012	2011
Discount rate	4.87%	5.50%	4.87%	5.50%
Expected return on plan assets	6.50%	6.50%	0%	0%
Rate of compensation increase	4.20%	4.16%	0%	0%